American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

VISTA FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated March 1, 2007

The C Class will be closed to new investors as of the close of the New York
Stock Exchange (NYSE) on November 2, 2007. C Class shareholders who have open accounts may make additional investments until the close of the NYSE on November
23, 2007, after which time the C Class will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, C Class shareholders will receive Advisor Class shares on a tax-free basis in exchange for their C Class shares. The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the C Class should be deleted from the prospectus.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57449 0710

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

CAPITAL VALUE FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held September 25, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on December 3, 2007.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 22.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               DISTRIBUTION                   TOTAL ANNUAL
                 MANAGEMENT    AND SERVICE       OTHER        FUND OPERATING
                 FEE(1)        (12B-1) FEES (2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Investor Class   1.10%         None              0.00%        1.10%
--------------------------------------------------------------------------------
Institutional    0.90%         None              0.00%        0.90%
Class
--------------------------------------------------------------------------------
Advisor Class    1.10%(4)      0.25%(5)          0.00%        1.35%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 22.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)   THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE DECEMBER 3, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE DECEMBER 3, 2007.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 22.

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The Advisor Class offered by this prospectus has a 12b-1 Plan.
Under the Advisor Class Plan, the fund's Advisor Class pays the distributor an annual fee of 0.25% of Advisor Class average net assets, for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make Advisor Class shares available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, the Advisor
Class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57451 0710

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

BALANCED FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated March 1, 2007

The Advisor Class will be closed to new investors as of the close of the New
York Stock Exchange (NYSE) on November 2, 2007. Advisor Class shareholders who have open accounts may make additional investments until the close of the NYSE on November 23, 2007, after which time the Advisor Class will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, Advisor Class shareholders will receive Investor Class shares on a tax-free basis in exchange for their Advisor Class shares. The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the Advisor Class should be deleted from the prospectus.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57443 0710

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GROWTH FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated March 1, 2007

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held September 25, 2007, shareholders of the fund approved a change to the Advisor Class fee structure. The change will result in a decrease of 25 basis points (0.25%) in the Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class. The fee changes will be effective on December 3, 2007.

The C Class will be closed to new investors as of the close of the New York
Stock Exchange (NYSE) on November 2, 2007. C Class shareholders who have open accounts may make additional investments until the close of the NYSE on November
23, 2007, after which time the C Class will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, C Class shareholders will receive Advisor Class shares on a tax-free basis in exchange for their C Class shares. The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the C Class should be deleted from the prospectus.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries' distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

AS A RESULT OF THE CHANGE TO THE ADVISOR CLASS FEE STRUCTURE, THE FOLLOWING
REPLACES THE ANNUAL FUND OPERATING EXPENSES TABLE ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               DISTRIBUTION                   TOTAL ANNUAL
                 MANAGEMENT    AND SERVICE       OTHER        FUND OPERATING
                 FEE(1)        (12B-1) FEES (2)  EXPENSES(3)  EXPENSES
--------------------------------------------------------------------------------
Investor Class   1.00%         None              0.00%        1.00%
--------------------------------------------------------------------------------
Institutional    0.80%         None              0.00%        0.80%
Class
--------------------------------------------------------------------------------
R Class          1.00%         0.50%             0.00%        1.50%
--------------------------------------------------------------------------------
Advisor Class    1.00%(4)      0.25%(5)          0.00%        1.25%
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. FOR MORE
     INFORMATION, SEE Multiple Class Information AND Service, Distribution and
     Administrative Fees, PAGE 23.

(3)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)   THE UNIFIED MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT THE INCREASE
     IN THE FEE APPROVED BY THE FUND'S SHAREHOLDERS EFFECTIVE DECEMBER 3, 2007.

(5)  THE 12B-1 FEE HAS BEEN RESTATED TO REFLECT THE DECREASE IN THE FEE
     EFFECTIVE DECEMBER 3, 2007.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 23.

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class, C Class and R Class shares have a 12b-1 plan. The plans provide for the fund to pay annual fees of 1.00% for C Class,
0.50% for R Class and 0.25% for Advisor Class for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57452 0710